Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$714,138.25

Principal:
Principal Collections	$13,208,988.55
Prepayments in Full	$4,598,071.68
Liquidation Proceeds	$203,892.25
Recoveries	$68,494.12
Sub Total	$18,079,446.60
Collections	$18,793,584.85

Purchase Amounts:
Purchase Amounts Related to Principal	$112,010.05
Purchase Amounts Related to Interest	$657.83
Sub Total	$112,667.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,906,252.73

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,906,252.73
Servicing Fee	$312,337.15	$312,337.15	$0.00	$0.00	$18,593,915.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,593,915.58
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,593,915.58
Interest - Class A-3 Notes	$30,514.32	$30,514.32	$0.00	$0.00	$18,563,401.26
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$18,508,276.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,508,276.26
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$18,485,252.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,485,252.09
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$18,467,047.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,467,047.42
Regular Principal Payment	$16,631,550.84	$16,631,550.84	$0.00	$0.00	$1,835,496.58
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,835,496.58
Residual Released to Depositor	$0.00	$1,835,496.58	$0.00	$0.00	$0.00

Total		$18,906,252.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,631,550.84
Total					$16,631,550.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,631,550.84	$36.55	$30,514.32	$0.07	$16,662,065.16	$36.62
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$16,631,550.84	$12.64	$126,868.16	$0.10	$16,758,419.00	$12.74

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$122,057,291.37	0.2682224	$105,425,740.53	0.2316744
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$322,847,291.37	0.2453471	$306,215,740.53	0.2327080

Pool Information
Weighted Average APR	2.282%	2.276%
Weighted Average Remaining Term	31.90	31.10
Number of Receivables Outstanding	21,118	20,602
Pool Balance	$374,804,583.80	$356,478,454.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$351,497,306.56	$334,590,863.78
Pool Factor	0.2647862	0.2518394

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$21,887,590.97
Targeted Overcollateralization Amount	$50,262,714.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,262,714.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$203,166.52
(Recoveries)		50	$68,494.12
Net Loss for Current Collection Period			$134,672.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4312%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7038%
Second Prior Collection Period			0.2868%
Prior Collection Period			0.2616%
Current Collection Period			0.4420%
Four Month Average (Current and Prior Three Collection Periods)			0.4236%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1491	$4,830,847.45
(Cumulative Recoveries)			$1,063,264.95
Cumulative Net Loss for All Collection Periods			$3,767,582.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2662%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,240.00
Average Net Loss for Receivables that have experienced a Realized Loss			$2,526.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.64%	253	$5,831,578.25
61-90 Days Delinquent	0.32%	50	$1,157,750.22
91-120 Days Delinquent	0.07%	8	$234,324.83
Over 120 Days Delinquent	0.05%	7	$189,271.38
Total Delinquent Receivables	2.08%	318	$7,412,924.68

Repossession Inventory:
Repossessed in the Current Collection Period		7	$150,469.27
Total Repossessed Inventory		16	$311,719.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2077%
Prior Collection Period			0.2462%
Current Collection Period			0.3155%
Three Month Average			0.2565%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4436%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	34

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$1,931,370.74
2 Months Extended	141	$3,126,142.18
3+ Months Extended	27	$649,694.12

Total Receivables Extended	247	$5,707,207.04

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer